UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin California High Yield Municipal Fund
Class A [FCQAX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin California High Yield Municipal Fund returned 4.67%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds
Franklin California High Yield Municipal Fund	PAGE 1	1175-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	4.67	0.25	2.71
Class A (with sales charge)	0.75	-0.51	2.32
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
*	Does not include derivatives, except purchased options, if any.
Franklin California High Yield Municipal Fund	PAGE 2	1175-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	1175-ATSR-0425

Franklin California High Yield Municipal Fund
Class A1 [FCAMX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin California High Yield Municipal Fund returned 4.84%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds
Franklin California High Yield Municipal Fund	PAGE 1	175-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	4.84	0.40	2.79
Class A1 (with sales charge)	0.94	-0.36	2.40
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
*	Does not include derivatives, except purchased options, if any.
Franklin California High Yield Municipal Fund	PAGE 2	175-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	175-ATSR-0425

Franklin California High Yield Municipal Fund
Class C [FCAHX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin California High Yield Municipal Fund returned 4.22%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds
Franklin California High Yield Municipal Fund	PAGE 1	275-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	4.22	-0.17	2.22
Class C (with sales charge)	3.22	-0.17	2.22
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
*	Does not include derivatives, except purchased options, if any.
Franklin California High Yield Municipal Fund	PAGE 2	275-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	275-ATSR-0425

Franklin California High Yield Municipal Fund
Class R6 [FCAQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin California High Yield Municipal Fund returned 4.97%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds
Franklin California High Yield Municipal Fund	PAGE 1	8175-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	4.97	0.52	2.93
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
*	Does not include derivatives, except purchased options, if any.
Franklin California High Yield Municipal Fund	PAGE 2	8175-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	8175-ATSR-0425

Franklin California High Yield Municipal Fund
Advisor Class [FVCAX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin California High Yield Municipal Fund returned 4.93%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds
Franklin California High Yield Municipal Fund	PAGE 1	675-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	4.93	0.48	2.89
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin California High Yield Municipal Fund	PAGE 2	675-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	675-ATSR-0425

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 29, 2024 and February 28, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $47,055 in February 29, 2024 and $ 50,486 in February 28, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 29, 2024 and $0 in February 28, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $ $0 in February 29, 2024 and $ 10,000 in February 28, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 29, 2024 and $0 in February 28, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $158,426 in February 29, 2024 and $0 in February 28, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)  pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $228,426 in February 29, 2024 and $489,326 in February 28, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California High Yield
Municipal Fund
Financial Statements and Other Important Information
Annual | February 28, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 27
Notes to Financial Statements 31
Report of Independent Registered Public Accounting Firm 41
Tax Information 42
Changes In and Disagreements with Accountants 43
Results of Meeting(s) of Shareholders 43
Remuneration Paid to Directors, Officers and Others 43
Board Approval of Management and Subadvisory Agreements 43

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.85 $9.69 $11.02 $11.49 $10.81 $11.10
Income from investment operations
c
:
Net investment income
d
............. 0.39 0.39 0.36 0.26 0.35 0.34
Net realized and unrealized gains (losses) 0.06 0.16 (1.35) (0.49) 0.67 (0.29)
Total from investment operations ........ 0.45 0.55 (0.99) (0.23) 1.02 0.05
Less distributions from:
Net investment income .............. (0.39) (0.39) (0.34) (0.24) (0.34) (0.34)
Net asset value, end of year ........... $9.91 $9.85 $9.69 $11.02 $11.49 $10.81
Total return
e
....................... 4.67% 5.85% (9.03)% (2.09)% 9.57% 0.43%
Ratios to average net assets
f
Expenses
g
........................ 0.80% 0.84% 0.88% 0.81% 0.79% 0.80%
Net investment income ............... 3.98% 4.10% 3.63% 2.88% 3.10% 3.10%
Supplemental data
Net assets, end of year (000’s) ......... $981,536 $710,549 $595,614 $714,052 $618,967 $425,757
Portfolio turnover rate ................ 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.83 $9.67 $10.99 $11.47 $10.79 $11.08
Income from investment operations
c
:
Net investment income
d
............. 0.41 0.41 0.38 0.26 0.37 0.36
Net realized and unrealized gains (losses) 0.06 0.15 (1.35) (0.49) 0.67 (0.29)
Total from investment operations ........ 0.47 0.56 (0.97) (0.23) 1.04 0.07
Less distributions from:
Net investment income .............. (0.41) (0.40) (0.35) (0.25) (0.36) (0.36)
Net asset value, end of year ........... $9.89 $9.83 $9.67 $10.99 $11.47 $10.79
Total return
e
....................... 4.84% 6.02% (8.83)% (2.07)% 9.76% 0.58%
Ratios to average net assets
f
Expenses
g
........................ 0.65% 0.69% 0.72% 0.66% 0.64% 0.65%
Net investment income ............... 4.13% 4.25% 3.78% 3.04% 3.27% 3.25%
Supplemental data
Net assets, end of year (000’s) ......... $712,086 $776,199 $862,312 $1,166,095 $1,254,701 $1,282,022
Portfolio turnover rate ................ 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.91 $9.75 $11.08 $11.56 $10.87 $11.17
Income from investment operations
c
:
Net investment income
d
............. 0.35 0.36 0.32 0.21 0.30 0.30
Net realized and unrealized gains (losses) 0.06 0.15 (1.35) (0.49) 0.69 (0.30)
Total from investment operations ........ 0.41 0.51 (1.03) (0.28) 0.99 —
Less distributions from:
Net investment income .............. (0.35) (0.35) (0.30) (0.20) (0.30) (0.30)
Net asset value, end of year ........... $9.97 $9.91 $9.75 $11.08 $11.56 $10.87
Total return
e
....................... 4.22% 5.39% (9.35)% (2.46)% 9.18% (0.04)%
Ratios to average net assets
f
Expenses
g
........................ 1.20% 1.23% 1.27% 1.20% 1.19% 1.20%
Net investment income ............... 3.54% 3.66% 3.19% 2.47% 2.69% 2.70%
Supplemental data
Net assets, end of year (000’s) ......... $85,107 $92,877 $118,149 $180,173 $223,652 $253,579
Portfolio turnover rate ................ 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.86 $9.70 $11.03 $11.51 $10.82 $11.12
Income from investment operations
c
:
Net investment income
d
............. 0.42 0.42 0.39 0.27 0.38 0.38
Net realized and unrealized gains (losses) 0.07 0.16 (1.35) (0.49) 0.68 (0.30)
Total from investment operations ........ 0.49 0.58 (0.96) (0.22) 1.06 0.08
Less distributions from:
Net investment income .............. (0.42) (0.42) (0.37) (0.26) (0.37) (0.38)
Net asset value, end of year ........... $9.93 $9.86 $9.70 $11.03 $11.51 $10.82
Total return
e
....................... 4.97% 6.14% (8.76)% (1.96)% 9.97% 0.63%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.55% 0.58% 0.53% 0.52% 0.52%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.51% 0.55% 0.58%
h
0.52% 0.51% 0.51%
Net investment income ............... 4.26% 4.38% 3.91% 3.16% 3.37% 3.39%
Supplemental data
Net assets, end of year (000’s) ......... $65,877 $50,713 $44,724 $60,366 $45,216 $26,741
Portfolio turnover rate ................ 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.85 $9.69 $11.02 $11.50 $10.82 $11.11
Income from investment operations
c
:
Net investment income
d
............. 0.42 0.42 0.39 0.27 0.38 0.37
Net realized and unrealized gains (losses) 0.06 0.15 (1.36) (0.49) 0.67 (0.29)
Total from investment operations ........ 0.48 0.57 (0.97) (0.22) 1.05 0.08
Less distributions from:
Net investment income .............. (0.42) (0.41) (0.36) (0.26) (0.37) (0.37)
Net asset value, end of year ........... $9.91 $9.85 $9.69 $11.02 $11.50 $10.82
Total return
e
....................... 4.93% 6.11% (8.80)% (1.99)% 9.84% 0.68%
Ratios to average net assets
f
Expenses
g
........................ 0.55% 0.59% 0.62% 0.56% 0.54% 0.55%
Net investment income ............... 4.22% 4.34% 3.87% 3.13% 3.35% 3.35%
Supplemental data
Net assets, end of year (000’s) ......... $1,185,778 $914,542 $922,275 $1,186,382 $1,113,278 $903,694
Portfolio turnover rate ................ 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Schedule of Investments, February 28, 2025
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 2.3%
Commercial Services & Supplies 0.5%
a ,c
CalPlant I LLC ,
Senior Secured Note , 144A, 15%, 7/01/25 ............................... $ 4,195,000 4,195,000
d
21 A , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,370,000 178,100
d
21 B , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 5,220,000 678,600
d
22 A , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 2,875,000 373,750
d
22 B , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 250,000 32,500
d
22 C , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,885,000 1,885,000
d
22 X , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 2,830,000 2,830,000
d
23 A , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,000,000 1,000,000
d
23 B , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 890,000 890,000
d
23 C , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,415,000 1,415,000
d
23 D , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,230,000 1,230,000
d
23 E , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,385,000 1,385,000
16,092,950
Diversified Consumer Services 1.4%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....................
45,335,000 43,031,982
Electric Utilities 0.4%
c
Mission Rock Utilities, Inc. , 144A, 7%, 7/01/27 .............................. 10,000,000 10,051,276
Total Corporate Bonds (Cost $ 79,813,226 ) ......................................
69,176,208
e
Senior Floating Rate Interests 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a ,d ,f
Rialto Bioenergy Facility LLC, First Lien, CME Term Loan, B , PIK, 14.452% , 4/01/31 .
195,348 2,305
Total Senior Floating Rate Interests (Cost $ 194,460 ) .............................
2,305
Municipal Bonds 94.2%
Arizona 0.3%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 9,340,000 9,621,985
California 86.7%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 850,000 904,777
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,041,455
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,000,000 1,027,975
g
Bay Area Toll Authority , Revenue , 2025 F-1 , Refunding , 5% , 4/01/53 ............. 1,785,000 1,954,993
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.375% , 7/01/49 ............... 5,000,000 4,957,232
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.5% , 7/01/54 ................ 5,750,000 5,737,830
h
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 10,000,000 10,102,717
Revenue , 2024 C , Mandatory Put , 5% , 10/01/32 ........................... 10,000,000 10,756,769

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
h
California Community Choice Financing Authority, (continued)
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... $ 15,000,000 $ 16,345,883
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 10,000,000 10,859,926
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 30,295,000 28,849,868
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 B , 7.75% , 7/01/30 ..... 2,405,000 2,288,264
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,050,000 6,749,417
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/48 .......... 225,000 232,202
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 7,785,000 8,008,342
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 27,050,000 23,349,179
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 885,000 721,854
Exchange at Bayfront Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/51 ........................................................ 13,000,000 6,219,331
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 18,800,000 9,804,499
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 22,525,000 16,733,338
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 7,475,000 6,871,966
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,000,000 14,178,609
California County Tobacco Securitization Agency ,
Merced County Tobacco Funding Corp. , Revenue , 2020 B , Refunding , 5% , 6/01/50 3,000,000 3,002,180
i
Sonoma County Securitization Corp. , Revenue , 2020 B-2 , Refunding , 5.02%, 6/01/55 10,000,000 2,272,227
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/37 ....... 1,265,000 1,307,126
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/38 ....... 1,125,000 1,160,604
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/44 ....... 10,375,000 10,527,498
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 4,185,000 5,200,782
Leland Stanford Junior University (The) , Revenue , U-3 , 5% , 6/01/43 ............ 5,815,000 7,056,823
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 4% , 6/01/54 ................... 10,000,000 9,542,721
c
Real Journey Academies Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 .. 2,000,000 2,008,569
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/36 250,000 245,348
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 630,000 562,519
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 845,000 733,374
c
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/54 ......... 1,400,000 1,429,945
c
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/64 ......... 1,350,000 1,370,462
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2016 A , Refunding , 4% ,
3/01/39 ........................................................ 8,190,000 8,204,925
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/43 2,825,000 3,057,798
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/44 2,750,000 2,963,377
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 4% ,
8/15/49 ........................................................ 3,375,000 2,914,392
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 16,000,000 16,994,794
El Camino Hospital LP , Revenue , 2017 , 4% , 2/01/42 ....................... 6,500,000 6,536,555
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/42 ....................... 5,000,000 5,128,908
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 21,565,000 24,992,336
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,485,000 12,793,383
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 48,708 49,018
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 3,759,549 3,668,108
c
Redwood Gardens Renewal LP , Revenue , 144A, 2021 N-S , 4% , 3/01/37 ........ 3,165,000 2,727,995
c,h
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-S , Mandatory Put , 4.5% ,
9/01/36 ........................................................ 4,000,000 3,776,642

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank ,
c,h
Desertxpress Enterprises LLC , Revenue , 144A, 2020 A-4 , Mandatory Put , 8% ,
8/15/25 ........................................................ $ 15,800,000 $ 16,320,348
c,h,j
Desertxpress Enterprises LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put ,
9.5% , 1/01/35 ................................................... 14,450,000 14,666,335
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/49 ....................................................... 1,750,000 1,862,655
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/54 ....................................................... 1,500,000 1,586,743
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/59 ....................................................... 1,000,000 1,055,288
c
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc. , Revenue , 144A,
2016 A , 5% , 1/01/47 .............................................. 10,360,000 7,917,139
c
La Scuola International School , Revenue , 144A, 2024 , 5% , 7/01/44 ............ 2,145,000 2,113,138
c
La Scuola International School , Revenue , 144A, 2024 , 5.125% , 7/01/54 ......... 1,630,000 1,587,905
c
La Scuola International School , Revenue , 144A, 2024 , 5.25% , 7/01/64 .......... 3,075,000 3,015,055
Roseville Sustainable Energy Partner LLC , Revenue , 2024 A , 5.25% , 7/01/54 .... 6,000,000 6,290,249
c
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,600,000 1,541,698
c
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 2,300,000 2,218,137
a
California Muncipal Finance Authority , 8% , 12/01/42 ......................... 8,300,000 8,300,000
California Municipal Finance Authority ,
c,h
Revenue , 144A, 2023 B-1 , Mandatory Put , 7% , 4/01/33 ..................... 20,770,000 21,024,015
c,h
Revenue , 144A, 2023 B-2 , Mandatory Put , 7% , 4/01/33 ..................... 13,825,000 13,951,402
c
Revenue , 144A, 2023 , II , 7% , 7/01/51 .................................. 12,655,000 12,735,583
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 1,000,000 1,029,423
1717 University Associates LLC , Revenue , 2020 A-S , 5% , 9/01/57 ............. 1,175,000 977,565
ACI Royal York, Inc. , Revenue , 2020 A , 4% , 2/15/55 ........................ 2,375,000 1,957,586
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 6/01/36 ............................. 3,000,000 3,035,620
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 2,920,000 3,138,530
BOLD Program , Special Tax , 2022 B , Refunding , 6.3% , 9/01/52 ............... 1,205,000 1,309,661
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 4,045,000 4,388,230
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 6,885,000 7,434,740
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 3,000,000 3,219,664
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,300,000 1,363,040
BOLD Program , Special Tax , 2024 A , 5% , 9/01/39 ......................... 275,000 294,904
BOLD Program , Special Tax , 2024 A , 5% , 9/01/44 ......................... 625,000 654,207
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 300,000 311,715
BOLD Program , Special Tax , 2024 A , 5.125% , 9/01/54 ...................... 1,000,000 1,038,441
BOLD Program , Special Tax , 2024 B , 5% , 9/01/44 ......................... 940,000 986,630
BOLD Program , Special Tax , 2024 B , 5% , 9/01/49 ......................... 1,070,000 1,110,845
BOLD Program , Special Tax , 2024 B , 5% , 9/01/54 ......................... 1,250,000 1,289,690
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/35 ..................... 600,000 601,423
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/50 ..................... 3,250,000 3,252,084
c
California Baptist University , Revenue , 144A, 2015 A , 5.375% , 11/01/40 ......... 5,000,000 5,027,897
c
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 10,000,000 10,046,531
c
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/36 ............ 2,500,000 2,533,439
c
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,331,098
c
Capital Christian Center , Revenue , 144A, 2021 B , Refunding , 4% , 10/01/37 ...... 8,150,000 6,863,764
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 5,000,000 5,103,352
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/51 ................ 550,000 435,536
CHF-Riverside I LLC , Revenue , 2018 , 5% , 5/15/40 ......................... 1,500,000 1,558,705
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/49 ........................ 9,575,000 9,810,831
City of Chula Vista Community Facilities District No. 2021-11 , Special Tax , 2022 , 5% ,
9/01/52 ........................................................ 2,500,000 2,590,294
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/39 . 1,120,000 1,123,382
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 4,290,000 4,148,734

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/54 . $ 1,875,000 $ 1,785,251
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/42 ....... 1,000,000 1,048,653
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/52 ....... 5,150,000 5,296,302
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 4,350,000 4,675,549
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/44 ........ 500,000 520,460
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/49 ........ 500,000 516,743
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/54 ........ 785,000 809,925
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 500,000 524,406
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 800,000 829,912
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,125,000 1,159,847
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5.125% , 9/01/59 ................................................. 1,550,000 1,614,562
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.5% ,
9/01/48 ........................................................ 600,000 644,466
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.625% ,
9/01/53 ........................................................ 1,060,000 1,139,143
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 3,190,000 3,455,828
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,210,000 1,260,465
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,835,000 1,899,309
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,165,000 2,228,702
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 4% ,
12/01/26 ....................................................... 200,000 200,654
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/27 ....................................................... 100,000 103,069
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/29 ....................................................... 50,000 52,435
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/31 ....................................................... 130,000 137,009
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/36 ....................................................... 350,000 364,275
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/54 ....................................................... 2,000,000 1,983,397
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 4% , 2/01/42 ............................................ 10,000,000 9,629,776
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/39 ....................................................... 2,670,000 2,726,884
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/49 ....................................................... 480,000 477,048
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4% , 11/01/36 ....... 1,395,000 1,347,572
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4.5% , 11/01/46 ...... 1,600,000 1,494,280
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/32 ............. 3,020,000 3,054,057
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/39 ............. 6,525,000 6,570,084
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/37 ......... 2,625,000 2,689,632
Eisenhower Medical Center , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......... 5,000,000 5,057,169
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 5% , 10/01/44 5,500,000 5,561,584
HumanGood California Obligated Group , Revenue , 2021 , 3% , 10/01/49 ......... 5,000,000 3,883,700
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/49 ....................... 3,150,000 3,443,025
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/54 ....................... 4,200,000 4,548,842

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c,i
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , 2.617%, 9/01/43 ........... $ 20,710,000 $ 15,191,346
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/37 ... 8,965,000 8,996,506
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 16,700,000 14,608,838
Integrity Housing Obligated Group , Revenue , 2022 B , 10% , 12/01/62 ........... 7,000,000 3,989,909
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/36 ..... 1,815,000 1,828,037
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/46 ..... 2,775,000 2,785,547
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 13,915,000 14,089,511
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 6,085,000 5,609,706
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 22,250,000 22,388,210
Literacy First Charter School Issuer LLC , Revenue , 2019 A , 5% , 12/01/49 ....... 4,165,000 4,218,620
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/35 ...... 1,100,000 1,100,283
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/44 ...... 1,050,000 1,043,896
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/47 .. 3,000,000 3,003,816
c
P3 Claremont Holdings LLC , Revenue , 144A, 2020 A , 5% , 7/01/30 ............. 520,000 526,849
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/31 .. 1,000,000 1,009,961
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/36 .. 2,750,000 2,768,980
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/41 .. 1,750,000 1,754,044
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 3.875% , 7/01/28 740,000 733,093
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/38 .. 1,100,000 1,114,438
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/49 .. 3,600,000 3,602,822
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/44 ...... 1,415,000 1,525,230
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/49 ...... 1,300,000 1,375,463
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/54 ...... 1,540,000 1,617,692
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.125% , 7/01/35 ............ 450,000 451,450
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.375% , 7/01/45 ............ 1,400,000 1,402,611
c
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 B , 6.75% , 11/01/39 ............. 11,012,000 11,052,553
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5% , 5/01/34 ... 300,000 310,974
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.5% , 5/01/44 .. 510,000 524,319
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 510,000 524,953
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.875% , 5/01/59 700,000 723,126
St. Mary and All Angels Christian Church , Revenue , 2024 B , 4.65% , 5/01/30 ..... 1,045,000 1,059,675
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/41 ............... 925,000 904,806
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/51 ............... 2,770,000 2,583,529
c
STREAM Charter School , Revenue , 144A, 2020 B , 6.4% , 6/15/32 ............. 705,000 686,982
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5% , 6/15/34 ........... 500,000 532,053
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.5% , 6/15/39 .......... 655,000 705,451
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 1,255,000 1,357,647
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 2,900,000 3,131,470
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 3,000,000 3,258,864
c
California Pollution Control Financing Authority ,
d
CalPlant I LLC , Revenue , 144A, 2017 , 7% , 7/01/22 ........................ 3,500,000 47,250
d
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 13,000,000 175,500
d
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 11,500,000 155,250
d
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 4,500,000 60,750
Channelside Water Resources LP , Revenue , 144A, 2012 , 5% , 11/21/45 ......... 21,685,000 21,699,078
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group , Revenue , 144A, 2020 , 5% , 1/01/56 4,015,000 3,625,400
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2017 , Refunding , 5% ,
10/15/37 ....................................................... 1,100,000 1,115,229
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/36 ....................................................... 1,000,000 1,025,822
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/56 ....................................................... 2,000,000 1,887,996
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 B-1 , Refunding , 3.125% ,
5/15/29 ........................................................ 2,510,000 2,480,746

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority ,
Revenue , 144A, 2017 , 5% , 6/01/47 .................................... $ 700,000 $ 692,127
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2016 C ,
5% , 7/01/46 .................................................... 10,000,000 10,071,087
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/41 ....... 500,000 409,471
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 ....... 2,835,000 2,103,500
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 ....... 3,675,000 2,569,372
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/35 ........................................................ 1,000,000 1,002,354
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/40 ........................................................ 1,000,000 1,000,869
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , 5% , 8/01/41 ...... 2,010,000 2,010,734
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , Pre-Refunded , 5% ,
8/01/41 ........................................................ 190,000 191,450
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
4/01/52 ........................................................ 2,000,000 2,044,274
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 4/01/62 ................................................. 2,000,000 2,046,399
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/37 ....................................................... 1,485,000 1,513,952
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/44 ....................................................... 5,610,000 5,639,868
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/40 ..... 500,000 509,428
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/50 ..... 3,570,000 3,552,026
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/48 ............... 1,000,000 955,857
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/56 ............... 1,710,000 1,600,061
Envision Education Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ...... 900,000 904,945
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/40 ........... 225,000 226,798
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/50 ........... 1,275,000 1,277,731
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/43 ........................................................ 2,000,000 2,009,630
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/49 ........................................................ 5,750,000 5,769,930
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/35 . 2,525,000 2,534,646
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/45 . 3,500,000 3,504,590
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/38 . 1,000,000 1,029,214
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/48 . 1,750,000 1,774,166
Harbor Springs Obligated Group , Revenue , 144A, 2024 A , 5.5% , 7/01/54 ........ 2,235,000 2,320,710
iLEAD Lancaster , Revenue , 144A, 2021 A , 4% , 6/01/31 ..................... 250,000 236,695
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/41 ..................... 435,000 409,733
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/51 ..................... 600,000 533,776
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/61 ..................... 1,320,000 1,137,924
Integrity Charter School , Revenue , 144A, 2024 , 5% , 7/01/39 ................. 1,000,000 1,008,563
Integrity Charter School , Revenue , 144A, 2024 , 5.25% , 7/01/44 ............... 800,000 805,190
Integrity Charter School , Revenue , 144A, 2024 , 5.5% , 7/01/54 ................ 1,600,000 1,608,583
Integrity Charter School , Revenue , 144A, 2024 , 5.6% , 7/01/64 ................ 2,000,000 2,010,673
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 4.5% , 7/01/32 . 605,000 611,212
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/42 ... 2,140,000 2,150,338
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/52 ... 3,175,000 3,085,342
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5.125% , 7/01/62 8,125,000 7,999,355
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/35 1,200,000 1,203,932
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/45 1,675,000 1,676,544
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/49 2,150,000 2,181,373
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/54 1,150,000 1,163,620
Larchmont Schools , Revenue , 144A, 2018 A , 5% , 6/01/55 ................... 3,050,000 2,944,188
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 3% , 7/01/30 ..... 365,000 346,561
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/45 ..... 1,200,000 1,205,276

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/55 ..... $ 1,235,000 $ 1,237,198
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 6/01/52 ................................................. 1,250,000 1,315,237
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.5% , 6/01/62 ................................................... 1,500,000 1,579,146
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/31 ....... 1,000,000 998,567
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/36 ....... 1,670,000 1,617,675
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/51 ....... 16,730,000 14,296,049
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/55 ....... 1,400,000 1,170,190
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/54 ... 650,000 650,375
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/64 ... 1,600,000 1,575,769
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding , 5% ,
6/01/33 ........................................................ 650,000 667,692
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.625% , 6/01/43 ................................................. 560,000 573,808
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 600,000 614,184
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5% , 8/01/33 ............................................ 720,000 757,015
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.25% , 8/01/38 ......................................... 500,000 527,974
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/43 .......................................... 550,000 583,328
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/47 .......................................... 525,000 551,986
Real Journey Academies Obligated Group , Revenue , 144A, 2019 A , 5% , 6/01/49 .. 7,105,000 6,987,456
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/44 2,000,000 2,002,528
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/54 2,350,000 2,294,168
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5.125% ,
6/01/59 ........................................................ 1,500,000 1,479,830
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/30 ........ 1,250,000 1,284,922
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/37 ........ 2,000,000 2,032,595
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/47 ........ 1,975,000 1,985,300
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/52 ........ 1,340,000 1,343,579
River Springs Charter School, Inc. , Revenue , 144A, 2023 A , 5.75% , 7/01/42 ...... 980,000 1,039,013
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5% , 6/01/34 .... 750,000 756,729
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.125% , 6/01/47 . 845,000 844,937
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.25% , 6/01/52 .. 2,440,000 2,440,586
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/30 .... 315,000 320,812
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/37 .... 360,000 362,651
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/31 ........................................................ 260,000 247,638
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/41 ........................................................ 600,000 505,459
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/51 ........................................................ 800,000 600,457
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/61 ........................................................ 1,300,000 927,825
Summit Public Schools Obligated Group , Revenue , 144A, 2017 , Pre-Refunded , 5% ,
6/01/47 ........................................................ 800,000 833,221
California State Public Works Board , State of California , Revenue , 2024 A , 5% , 4/01/49
13,000,000 14,154,076
California Statewide Communities Development Authority ,
Revenue , 2015 R-1 , Refunding , 5% , 9/02/40 ............................. 2,230,000 2,240,623
Special Assessment , 2016 A , 5% , 9/02/36 ............................... 1,035,000 1,054,579
Special Assessment , 2017 A , 4% , 9/02/27 ............................... 795,000 801,138
Special Assessment , 2017 A , 5% , 9/02/37 ............................... 1,970,000 2,027,508

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment , 2017 A , 5% , 9/02/46 ............................... $ 2,455,000 $ 2,491,334
Special Assessment , 2017 B , 5% , 9/02/37 ............................... 3,260,000 3,370,524
Special Assessment , 2017 B , 5% , 9/02/47 ............................... 2,520,000 2,564,124
Special Assessment , 2017 C , 5% , 9/02/37 ............................... 3,980,000 4,096,183
Special Assessment , 2018 A , 5% , 9/02/38 ............................... 2,150,000 2,230,409
Special Assessment , 2018 A , 5% , 9/02/47 ............................... 3,745,000 3,821,421
Special Assessment , 2018 B , 5% , 9/02/38 ............................... 2,760,000 2,865,036
Special Assessment , 2018 B , 5% , 9/02/43 ............................... 4,690,000 4,802,132
Special Assessment , 2018 B , 5% , 9/02/48 ............................... 4,605,000 4,689,621
Special Assessment , 2018 C , 5% , 9/02/38 ............................... 5,265,000 5,460,162
Special Assessment , 2018 C , 5% , 9/02/48 ............................... 6,605,000 6,725,089
Special Assessment , 2019 A , 5% , 9/02/39 ............................... 1,600,000 1,668,096
Special Assessment , 2019 A , 5% , 9/02/44 ............................... 940,000 967,947
Special Assessment , 2019 B , 5% , 9/02/44 ............................... 1,150,000 1,190,374
Special Assessment , 2019 C , 5% , 9/02/39 ............................... 850,000 878,744
Special Assessment , 2020 A , 5% , 9/02/40 ............................... 1,250,000 1,308,485
Special Assessment , 2020 A , 4% , 9/02/50 ............................... 900,000 812,918
Special Assessment , 2020 A , 5% , 9/02/50 ............................... 1,000,000 1,024,016
Special Assessment , 2020 B , 4% , 9/02/40 ............................... 565,000 548,319
Special Assessment , 2020 B , 4% , 9/02/50 ............................... 695,000 610,189
Special Assessment , 2021 A , 4% , 9/02/41 ............................... 995,000 952,524
Special Assessment , 2021 A , 4% , 9/02/51 ............................... 3,175,000 2,826,632
Special Assessment , 2021 B , 4% , 9/02/41 ............................... 3,280,000 3,158,675
Special Assessment , 2021 B , 4% , 9/02/51 ............................... 3,145,000 2,804,286
Special Assessment , 2021 C-1 , 4% , 9/02/41 .............................. 2,435,000 2,244,619
Special Assessment , 2021 C-1 , 4% , 9/02/51 .............................. 3,610,000 3,106,446
Special Assessment , 2021 C-2 , 5% , 9/02/41 .............................. 3,150,000 2,660,678
Special Assessment , 2021 C-2 , 5.5% , 9/02/51 ............................ 3,575,000 2,741,100
Special Assessment , 2022 B , 5% , 9/02/42 ............................... 3,000,000 3,134,250
Special Assessment , 2022 B , 5% , 9/02/52 ............................... 3,000,000 3,066,132
Special Assessment , 2022 C , 5.375% , 9/02/52 ............................ 1,990,000 2,075,537
Special Assessment , 2023 D , 5.5% , 9/02/53 .............................. 1,000,000 1,037,413
Special Tax , 2023 C-1 , 5.25% , 9/02/53 .................................. 3,000,000 3,102,781
Aldersly Obligated Group , Revenue , 2015 A , Pre-Refunded , 5% , 5/15/32 ........ 750,000 753,224
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/35 ......... 2,000,000 2,012,707
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/45 ......... 3,810,000 3,821,294
c
California Baptist University , Revenue , 144A, 2014 A , 6.125% , 11/01/33 ......... 1,375,000 1,377,754
c
California Baptist University , Revenue , 144A, 2014 A , 6.375% , 11/01/43 ......... 4,035,000 4,040,656
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/32 ... 1,135,000 1,158,829
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/41 ... 1,875,000 1,885,093
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 4% , 7/01/48 ..... 6,000,000 5,907,928
Community Facilities District 2022-7 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,500,000 1,553,472
Community Facilities District No. 2016-02 , Special Tax , 2016 A , 5% , 9/01/46 ...... 10,625,000 10,705,824
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,230,000 1,274,144
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/49 ....... 3,000,000 3,060,239
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/40 ....... 3,345,000 3,268,520
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/50 ....... 2,845,000 2,550,148
Community Facilities District No. 2016-02 , Special Tax , 2022 , 5.5% , 9/01/52 ...... 7,490,000 7,860,776
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,650,000 1,703,469
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/48 ....... 2,000,000 2,036,981
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/39 .................................................. 2,360,000 2,511,094
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/45 .................................................. 2,750,000 2,866,859

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ $ 2,275,000 $ 2,384,608
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,350,000 1,390,127
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/44 ........ 400,000 415,427
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 700,000 717,349
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,900,000 2,001,010
John Muir Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 12/01/49 ... 8,250,000 8,898,060
c
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/46 12,735,000 12,735,940
c
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/39 ......... 950,000 967,026
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5% , 12/01/41 ................................................... 1,245,000 1,258,748
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 45,755,000 46,058,296
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2018 A ,
5.5% , 12/01/58 .................................................. 6,250,000 6,409,866
Marin General Hospital Obligated Group , Revenue , 2018 A , 4% , 8/01/45 ........ 1,500,000 1,346,660
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 4,325,000 4,430,727
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 8,000,000 8,085,110
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 2,635,000 2,656,684
Panorama II Preservation LP , Revenue , 2024 F , FNMA Insured , 4.25% , 12/01/40 .. 7,460,000 7,570,806
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 5,000,000 5,161,381
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,670,470
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2 , Special Tax , 144A,
2023 A , 5.5% , 9/01/53 ............................................. 2,045,000 2,173,924
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2022 A , 4% , 9/01/52 .............................................. 5,270,000 4,675,372
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/37 ................................. 385,000 410,905
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/52 ................................. 2,000,000 1,988,639
Infrastructure & Revitalization Financing District No. 1 Housing Increment , Tax
Allocation , 144A, 2022 B , 5% , 9/01/52 ................................. 1,000,000 975,429
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,450,149
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/39 .................................................... 2,765,000 2,882,667
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/44 .................................................... 2,925,000 3,014,322
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/49 .................................................... 4,100,000 4,194,044
City of Fairfield ,
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/44 .................................................. 2,000,000 2,064,643
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/49 .................................................. 2,000,000 2,040,693
City of Fillmore ,
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/40 ............ 1,500,000 1,506,225
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/45 ............ 2,630,000 2,636,597
City of Fremont ,
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/40 .... 4,655,000 4,674,320

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fremont, (continued)
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/45 .... $ 3,255,000 $ 3,264,428
City of Irvine , Community Facilities District No. 2013-3 Improvement Area No. 8 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 5,000,000 5,131,042
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,765,676
City of Long Beach ,
Marina System , Revenue , 2015 , 5% , 5/15/34 ............................. 1,300,000 1,302,378
Marina System , Revenue , 2015 , 5% , 5/15/40 ............................. 3,500,000 3,504,176
Marina System , Revenue , 2015 , 5% , 5/15/45 ............................. 2,500,000 2,500,965
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,270,298
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 1,000,000 1,049,606
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,580,000 1,631,397
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 870,000 912,467
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,320,000 1,370,388
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,735,000 1,791,440
City of Ontario ,
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/42 ........... 1,000,000 1,018,864
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/47 ........... 500,000 506,842
City of Oroville ,
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/49 ......................... 4,500,000 3,624,832
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/54 ......................... 3,000,000 2,360,481
City of Palm Desert ,
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 600,000 620,493
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/53 ........ 525,000 540,553
City of Rancho Cordova ,
Community Facilities District No. 2014-1 , Special Tax , 2022 , 5% , 9/01/51 ........ 1,200,000 1,232,051
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1 , Special
Tax , 2022 , 5.25% , 9/01/52 .......................................... 2,000,000 2,089,562
j
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/40 ............................................ 360,000 377,944
j
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/45 ............................................ 565,000 577,673
j
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 750,000 763,332
j
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/54 ............................................ 240,000 243,391
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/40 .................................................... 1,200,000 1,205,565
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/45 .................................................... 1,250,000 1,254,167
City of Roseville ,
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 1,125,000 1,171,475
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/54 ............................................ 1,500,000 1,551,131
Creekview Community Facilities District No. 1 Improvement Area No. 1 , Special Tax ,
2020 , 5% , 9/01/45 ................................................ 1,280,000 1,321,520

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5% , 9/01/43 ................................................ $ 500,000 $ 521,377
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5.25% , 9/01/53 ............................................. 1,850,000 1,930,842
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/32 ............................................ 1,265,000 1,308,415
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/47 ............................................ 6,500,000 6,585,890
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5% ,
9/01/36 ........................................................ 1,950,000 1,979,445
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5.5% ,
9/01/46 ........................................................ 6,415,000 6,504,115
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/44 ........................................................ 1,000,000 1,028,477
Torrente at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 6% ,
9/01/53 ........................................................ 1,500,000 1,624,117
Villages at Sierra Vista Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/49 ........................................................ 3,870,000 3,950,865
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/29 .... 500,000 500,648
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/34 .... 1,100,000 1,101,106
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/39 .... 1,885,000 1,886,387
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/44 .... 1,650,000 1,650,784
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/40 .... 1,670,000 1,737,917
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/49 .... 2,130,000 2,179,729
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/32 ........................................................ 1,120,000 1,127,721
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/33 ........................................................ 1,000,000 1,006,553
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,257,067
City of Sacramento ,
Delta Shores Community Facilities District No. 2019-01 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 2,000,000 2,061,951
Greenbriar Community Facilities District No. 2018-03 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,000,000 1,012,711
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/32 ........................................... 300,000 309,312
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/37 ........................................... 710,000 731,222
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/47 ........................................... 1,900,000 1,926,002
City of San Clemente ,
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/40 ........ 1,745,000 1,753,432
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/46 ........ 2,445,000 2,453,059
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 365,000 368,559
City of San Francisco , 5.25% , 9/01/49 ....................................
11,500,000 10,338,995
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,802,175
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........
1,525,000 1,625,986
i
Clovis Unified School District ,
GO , 2004 A , NATL Insured , ETM, 2.83%, 8/01/27 .......................... 1,205,000 1,125,723
GO , 2004 A , NATL Insured , 3.01%, 8/01/27 .............................. 6,295,000 5,854,680
GO , 2004 A , NATL Insured , 3.08%, 8/01/28 .............................. 3,000,000 2,701,757

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. $ 13,870,000 $ 12,078,035
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 31,035,879
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 7,060,617
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 30,280,000 25,673,673
i
Coachella Valley Unified School District ,
GO , 2012 D , AGMC Insured , 4.32%, 8/01/42 ............................. 8,500,000 4,068,838
GO , 2012 D , AGMC Insured , 4.34%, 8/01/43 ............................. 3,000,000 1,370,466
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,510,000 3,552,694
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,159,184
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/53 .................................................. 3,080,000 3,231,704
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,159,183
County of Sacramento ,
Airport System , Revenue , 2024 , 5% , 7/01/54 ............................. 8,000,000 8,666,722
Airport System , Revenue , 2024 , 5.25% , 7/01/54 ........................... 10,000,000 11,077,349
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/40 .................................................... 1,000,000 1,004,151
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/45 .................................................... 1,000,000 1,002,945
c
CSCDA Community Improvement Authority ,
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 16,000,000 13,668,117
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 10,000,000 7,811,387
Theo Apartments , Revenue , 144A, 2021 B , 4% , 5/01/57 ..................... 10,000,000 7,259,500
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 31,800,000 20,785,577
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,210,000 4,214,098
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 2,000,235
i
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, 4.72%, 12/01/28 ....... 5,135,000 4,309,393
i
El Rancho Unified School District , GO , 2004 , NATL Insured , 3.27%, 8/01/29 ....... 2,400,000 2,081,291
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A , Special Tax , 144A, 2021 A ,
4% , 9/01/51 .................................................... 1,245,000 1,101,532
Community Facilities District No. 2020-1 Area No. 3A , Special Tax , 144A, 2021 A ,
4.5% , 9/01/51 ................................................... 2,500,000 2,398,793
Fairfield Community Facilities District ,
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/35 ............................... 1,000,000 1,062,673
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/50 ............................... 5,255,000 5,391,425
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/54 .................................................. 4,750,000 4,813,163
k ,l
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN , 2019-ML06 , XCA , 1.105% , 7/25/35 ................................ 130,333,118 7,556,714
c
144A, FRN , 2020-ML07 , XCA , 2.133% , 1/25/37 ........................... 117,762,807 14,917,015
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19 , Special Tax , 2017 , 5% , 9/01/47 1,000,000 1,014,393

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Folsom Ranch Financing Authority, (continued)
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/33 $ 530,000 $ 549,519
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/48 1,675,000 1,708,688
Foothill-Eastern Transportation Corridor Agency ,
i
Revenue , 2013 A , Refunding , 4.24%, 1/15/42 ............................. 75,000,000 36,944,048
Revenue , 2013 B-1 , Refunding , 3.95% , 1/15/53 ........................... 23,000,000 21,317,842
Revenue , 2013 B-2 , Refunding , 3.5% , 1/15/53 ............................ 15,500,000 13,055,679
i
Revenue , 2015 A , Refunding , 3.52%, 1/15/33 ............................. 19,000,000 14,427,753
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.5% , 9/01/43 ................................... 1,860,000 1,997,446
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.75% , 9/01/48 .................................. 2,945,000 3,170,159
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 6% , 9/01/53 .................................... 2,895,000 3,134,546
i
Hanford Joint Union High School District ,
GO , B , AGMC Insured , 3.34%, 8/01/32 .................................. 3,635,000 2,841,454
GO , B , AGMC Insured , 3.38%, 8/01/33 .................................. 3,705,000 2,793,079
GO , B , AGMC Insured , 3.42%, 8/01/35 .................................. 4,120,000 2,893,241
i
Hartnell Community College District , GO , 2009 D , 4.3%, 8/01/49 ................ 10,000,000 3,536,740
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,558,341
Independent Cities Finance Authority ,
Augusta Communities III LLC , Revenue , 2021 , Refunding , 4% , 11/15/56 ........ 8,160,000 6,293,307
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/45 ............... 1,685,000 1,691,801
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/50 ............... 2,160,000 2,151,962
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/59 ............... 5,540,000 5,406,673
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/44 ....... 2,015,000 2,016,485
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/49 ....... 4,800,000 4,802,905
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/56 ............. 4,000,000 2,906,106
Millennium Housing of California , Revenue , 2019 , Refunding , 5% , 5/15/48 ....... 2,000,000 2,062,685
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/45 ............. 5,000,000 5,015,342
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/50 ............. 4,900,000 4,910,890
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,141,727
Inland Valley Development Agency ,
Tax Allocation , 2014 A , Refunding , 5.25% , 9/01/37 ......................... 7,500,000 7,557,013
Tax Allocation , 2014 A , Refunding , 5% , 9/01/44 ........................... 9,000,000 9,066,555
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 6,512,039
Irvine Unified School District ,
Community Facilities District No. 09-1 , Special Tax , 2017 B , 5% , 9/01/42 ........ 995,000 1,016,370
Community Facilities District No. 09-1 , Special Tax , 2017 C , 5% , 9/01/47 ........ 995,000 1,010,731
Community Facilities District No. 09-1 , Special Tax , 2018 A , Refunding , 5% , 9/01/49 3,975,000 4,026,870
Jurupa Public Financing Authority ,
Special Tax , 2015 A , Refunding , 5% , 9/01/43 ............................. 4,000,000 4,028,903
Special Tax, Sub. Lien , 2015 B , Refunding , 5% , 9/01/40 ..................... 4,000,000 4,016,601
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,231,845
i
Lake Tahoe Unified School District , GO , 2012 , 6.719%, 8/01/40 ................. 1,140,000 1,190,845
Lammersville Joint Unified School District , Community Facilities District No. 2014-1
Improvement Area No. 1 , Special Tax , 2017 , 5% , 9/01/42 .................... 2,750,000 2,799,919
i
Las Virgenes Unified School District , GO , 2011 C , 9.135%, 8/01/33 .............. 8,050,000 9,246,479
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,031,053
i
Lemon Grove School District , GO , 2010 B , AGMC Insured , 8.018%, 8/01/45 ....... 6,500,000 6,505,572

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
$ 4,630,000 $ 4,898,954
Los Alamitos Unified School District ,
COP , 2012 , 5.95% , 8/01/34 .......................................... 1,500,000 1,686,241
COP , 2012 , 6.05% , 8/01/42 .......................................... 4,500,000 4,985,963
Los Angeles Department of Water , Revenue , 2020 A , Refunding , 5% , 7/01/50 ......
18,805,000 19,501,846
Los Angeles Department of Water & Power ,
Water System , Revenue , 2021 B , Refunding , 5% , 7/01/46 ................... 15,080,000 15,778,035
Water System , Revenue , 2022 D , Refunding , 5% , 7/01/47 ................... 12,090,000 12,769,324
c
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 34,500,000 33,695,332
Los Angeles Unified School District ,
GO , 2024 QRR , 4% , 7/01/49 ......................................... 10,000,000 9,949,551
GO , 2024 QRR , 5.25% , 7/01/49 ....................................... 10,000,000 11,229,629
Mendocino-Lake Community College District ,
GO , 2011 B , AGMC Insured , 6.55% , 8/01/36 ............................. 5,150,000 6,267,494
i
GO , 2011 B , AGMC Insured , 9.313%, 8/01/40 ............................ 7,500,000 9,159,445
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... 1,000,000 1,025,228
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/48 .................................................... 1,500,000 1,531,630
Metropolitan Water District of Southern California , Revenue , 2024 C , Refunding , 5% ,
4/01/49 ......................................................... 5,000,000 5,512,400
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,100,000 1,157,989
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,150,000 1,207,849
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 333,983
g
Mountain House Community Facilities District ,
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/40 ................................. 500,000 527,245
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/45 ................................. 1,000,000 1,033,178
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/50 ................................. 2,125,000 2,180,589
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/55 ................................. 1,600,000 1,638,269
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 40,819,858
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
BAM Insured , 4% , 3/01/42 ........................................... 5,000,000 4,889,787
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 8,222,756
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A , 5% ,
8/15/34 ........................................................ 1,495,000 1,504,377
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A ,
5.25% , 8/15/45 .................................................. 4,880,000 4,900,435
County of Orange Community Facilities District No. 2017-1 Area No. 1 , Special Tax ,
2018 A , 5% , 8/15/47 .............................................. 9,550,000 9,726,911
Palomar Health ,
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/39 .................. 12,190,000 10,557,808
Palomar Health Obligated Group , COP , 4% , 11/01/38 ....................... 5,000,000 3,926,154
Palomar Health Obligated Group , COP , 4% , 11/01/47 ....................... 6,000,000 4,074,749
i
Paso Robles Joint Unified School District , GO , 2010 A , 4.64%, 9/01/45 ........... 15,000,000 5,913,612

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... $ 4,500,000 $ 4,505,909
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1 , Special Tax , 2014 E , Refunding , 4.25% ,
9/01/38 ........................................................ 4,120,000 4,120,191
Community Facilities District No. 2014-1 Improvement Area No. 2 , Special Tax , 2018
A , 4% , 9/01/48 .................................................. 1,530,000 1,392,222
Rancho Mirage Community Facilities District ,
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/44 .................................................... 2,200,000 2,293,485
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/49 .................................................... 1,500,000 1,551,399
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/54 .................................................... 1,400,000 1,445,542
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
2,750,000 3,236,564
i
Richland School District , GO , 2009 C , AGMC Insured , 4.93%, 8/01/49 ............ 22,000,000 6,699,158
Rio Hondo Community College District , GO , 2010 C , 6.85% , 8/01/42 .............
13,000,000 16,789,338
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/33 ............................................ 1,625,000 1,682,309
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/48 ............................................ 1,190,000 1,215,094
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 ... 500,000 527,730
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/43 . 2,000,000 2,140,490
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/48 . 3,090,000 3,269,691
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 4,840,000 5,121,000
Community Facilities District No 2003-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/52 .................................................. 4,250,000 4,491,120
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/34 ..... 860,000 743,358
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/35 ..... 925,000 784,820
Community Facilities District No. 2021-1 , Special Tax , 2021 , 4% , 9/01/46 ........ 1,500,000 1,384,143
Community Facilities District No. 2023-1 Improvement Area 2 , Special Tax , 2024 , 5% ,
9/01/48 ........................................................ 1,650,000 1,683,375
Community Facilities District No. 2023-1 Improvement Area 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 2,625,000 2,663,903
i
Riverbank Unified School District ,
GO , 2008 B , AGMC Insured , 3.92%, 8/01/38 ............................. 6,690,000 3,970,844
GO , 2008 B , AGMC Insured , 4.39%, 8/01/43 ............................. 8,750,000 3,932,157
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,511,521
i
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , 4.48%,
6/01/43 ......................................................... 7,500,000 3,337,886
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 4,690,000 4,719,629
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/38 3,000,000 3,017,216
Community Facilities District No. 2004-1 Improvement Area No. 3 , Special Tax , 2013 ,
5% , 9/01/36 .................................................... 1,500,000 1,501,506
i
Rowland Unified School District ,
GO , 2009 B , 3.85%, 8/01/34 ......................................... 5,000,000 3,503,292
GO , 2009 B , 4.08%, 8/01/39 ......................................... 15,000,000 8,427,609
GO , 2009 B , 4.05%, 8/01/42 ......................................... 10,750,000 5,379,237
i
San Bernardino Community College District , GO , 2009 B , 4.62%, 8/01/44 ......... 12,495,000 5,194,720
San Diego Public Facilities Financing Authority , City of San Diego Sewer Utility ,
Revenue , 2024 A , 5% , 5/15/54 ........................................ 10,000,000 10,945,961

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
i
San Diego Unified School District ,
GO , 2010 C , 8.868%, 7/01/47 ........................................ $ 26,025,000 $ 25,195,752
GO , 2012 E , 4.842%, 7/01/42 ......................................... 6,940,000 5,683,987
GO , 2012 E , 6.808%, 7/01/47 ......................................... 13,500,000 10,831,771
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/45 ........
17,760,000 17,813,525
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/37 ............................... 5,535,000 5,787,738
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 10,000,000 10,238,119
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 10,000,000 10,163,522
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 34,520,000 35,015,904
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/49 ................. 12,500,000 13,359,910
Revenue, Second Series , 2024 B , Refunding , 5% , 5/01/49 ................... 5,250,000 5,745,018
Revenue, Second Series , 2025 A , 5.25% , 5/01/55 ......................... 12,500,000 13,336,855
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2024
C , 5% , 10/01/54 ................................................... 40,000,000 43,645,324
San Francisco City & County Redevelopment Agency Successor Agency , Mission Bay
South Redevelopment Area Tax Increment Financing District , Tax Allocation , 2014 A ,
5% , 8/01/43 ...................................................... 2,500,000 2,501,369
San Joaquin Hills Transportation Corridor Agency ,
i
Revenue , 1997 A , Refunding , NATL Insured , 3.24%, 1/15/26 ................. 19,475,000 18,932,327
i
Revenue , 1997 A , Refunding , NATL Insured , 3.64%, 1/15/32 ................. 50,225,000 39,186,148
i
Revenue, Junior Lien , ETM, 2.65%, 1/01/28 .............................. 19,150,000 17,770,599
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/44 ................... 2,225,000 2,226,110
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/49 ................... 27,790,000 27,802,630
h
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 24,265,065
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................
8,000,000 10,554,814
i
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , 4.99%, 8/01/49 ... 15,015,000 4,570,189
i
St. Helena Unified School District , GO , 2011 B , 8.54%, 6/01/36 ................. 10,000,000 12,434,985
State of California , GO , 5% , 9/01/53 .....................................
8,000,000 8,701,344
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,880,538
i
Susanville School District , GO , 2010 , AGMC Insured , 4.91%, 8/01/49 ............ 17,505,000 5,348,103
Tejon Ranch Public Facilities Finance Authority , Tejon Industrial Complex Public
Improvements – East Community Facilities District No. 2008-1 , Special Tax , 2024 A ,
Refunding , 5% , 9/01/54 ............................................. 2,250,000 2,323,192
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 600,000 632,628
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,185,000 1,229,095
Three Rivers Levee Improvement Authority , Special Tax , 2021 B , Refunding , 4% ,
9/01/51 ......................................................... 3,710,000 3,182,736
Tobacco Securitization Authority of Southern California ,
i
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2006 C , 7.56%,
6/01/46 ........................................................ 23,500,000 4,857,537
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 B-1 , 2 ,
Refunding , 5% , 6/01/48 ............................................ 6,480,000 6,575,947
i
Torrance Unified School District , GO , 2009 B-1 , 4.82%, 8/01/34 ................. 5,320,000 3,397,397
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/43 ...................................... 5,500,000 5,622,613
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/48 ...................................... 6,490,000 6,597,400

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District, (continued)
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2019 , 5% , 9/01/49 ...................................... $ 1,960,000 $ 1,990,000
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 565,846
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.75% , 9/01/29 ........ 2,295,000 2,295,532
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.8% , 9/01/35 ........ 4,470,000 4,435,374
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.2% , 9/01/25 ........ 705,000 703,265
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.25% , 9/01/30 ........ 4,990,000 4,885,318
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/40 ........................................................ 750,000 753,807
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/45 ........................................................ 1,000,000 1,003,431
University of California , Revenue , 2024 BW , Refunding , 5% , 5/15/54 .............
13,795,000 15,077,514
Val Verde Unified School District ,
Special Tax , 2015 , Refunding , 5% , 9/01/29 ............................... 3,200,000 3,200,000
Special Tax , 2015 , Refunding , 5% , 9/01/37 ............................... 2,000,000 2,000,000
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
1,765,000 1,769,786
i
Victor Valley Community College District , GO , 2008 C , 4.7%, 6/01/49 ............ 11,940,000 3,873,735
Washington Township Health Care District ,
Revenue , 2017 B , Refunding , 4% , 7/01/35 ............................... 2,000,000 1,922,901
Revenue , 2017 B , Refunding , 4% , 7/01/36 ............................... 1,900,000 1,812,962
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 327,945
2,628,091,465
Florida 0.6%
c ,i
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 8,300,000 6,755,188
c ,h
Florida Development Finance Corp. ,
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 4,000,000 4,281,053
Brightline Florida Holdings LLC , Revenue , 144A, 2025 A , Mandatory Put , 8.25% ,
8/13/25 ........................................................ 7,250,000 7,514,331
18,550,572
Minnesota 0.1%
c
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,295,060
Texas 0.3%
c
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,100,000 9,161,691
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 9,660,000 10,050,840
Virginia 0.2%
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 5,285,711

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.4%
c
Public Finance Authority ,
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. $ 7,000,000 $ 6,122,024
i
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , 2.395%, 12/01/45 ..... 6,000,000 4,314,962
10,436,986
U.S. Territories 5.3%
Guam 0.6%
Guam Government Waterworks Authority , Revenue , 2017 , Refunding , 5% , 7/01/40 ..
9,885,000 10,095,246
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,879,390
Territory of Guam ,
Revenue , 2021 F , Refunding , 4% , 1/01/36 ............................... 250,000 248,400
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,125,000 1,083,137
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/35 ............. 3,000,000 3,145,015
19,451,188
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,750,000 2,695,507
Puerto Rico 4.6%
Commonwealth of Puerto Rico ,
l
GO , FRN , 0% , 11/01/43 ............................................. 3,035,819 1,912,566
GO , 2022 A-1 , 5.375% , 7/01/25 ....................................... 441,426 443,890
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 809,842 847,308
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 796,704 858,756
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 773,832 864,538
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 733,796 739,783
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 659,584 661,755
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 566,098 563,150
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 769,676 741,864
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 16,300,453 14,875,754
i
GO , 2022 A-1 , 4.16%, 7/01/33 ........................................ 944,324 669,946
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
15,622,518 15,290,396
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
685,869 686,026
Puerto Rico Electric Power Authority ,
d
Revenue , 1 , 10% , 1/01/21 ........................................... 1,768,493 857,719
d
Revenue , 2 , 10% , 7/01/21 ........................................... 1,768,493 857,719
d
Revenue , 2013 A , 10% , 7/01/19 ....................................... 1,601,766 776,857
d
Revenue , 2013 A , 7% , 7/01/33 ........................................ 25,000,000 12,187,500
d
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 1,601,765 776,856
d
Revenue , 3 , 10% , 1/01/22 ........................................... 600,000 291,000
d
Revenue , 4 , 10% , 7/01/22 ........................................... 600,000 333,150
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,800,000 1,805,932
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 362,482 358,796
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,764,591 2,729,720
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.55% , 7/01/40 ................................ 100,000 100,267
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 10,500,000 10,448,309
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 8,695,000 8,731,649
i
Sales Tax , Revenue , A-1 , 5.16%, 7/01/46 ................................ 20,000,000 6,740,806
i
Sales Tax , Revenue , A-1 , 5.35%, 7/01/51 ................................ 47,945,000 11,948,642
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 26,463,000 26,396,914

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 14,350,000 $ 14,195,521
138,693,089
Total U.S. Territories .................................................................... 160,839,784
Total Municipal Bonds (Cost $ 2,861,898,171 ) ...................................
2,855,334,094
Shares
Escrows and Litigation Trusts 0.1%
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 3,031,496 2,425,197
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,425,197
Total Long Term Investments (Cost $ 2,941,905,857 ) .............................
2,926,937,804
a
a a a a
Short Term Investments 3.0%
Principal
Amount
Municipal Bonds 3.0%
California 3.0%
m
Los Angeles Department of Water & Power ,
Power System , Revenue , 2001 B-3 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 3.63% , 7/01/34 ........................................... 2,000,000 2,000,000
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.63% , 7/01/35 ...................................... 7,600,000 7,600,000
Power System , Revenue , 2002 A-7 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.6% , 7/01/35 ....................................... 26,050,000 26,050,000
Power System , Revenue , 2023 C-1 , SPA TD Bank NA , Daily VRDN and Put , 3.5% ,
7/01/57 ........................................................ 5,600,000 5,600,000
Power System , Revenue , 2023 F-1 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.25% , 7/01/48 ................................. 30,590,000 30,590,000
Water System , Revenue , 2019 A-2 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 3.63% , 7/01/45 ........................................... 20,225,000 20,225,000
92,065,000
Total Municipal Bonds (Cost $ 92,065,000 ) ......................................
92,065,000
Total Short Term Investments (Cost $ 92,065,000 ) ................................
92,065,000
a
Total Investments (Cost $ 3,033,970,857 ) 99.6% ..................................
$3,019,002,804
Other Assets, less Liabilities 0.4% .............................................
11,382,040
Net Assets 100.0% ...........................................................
$3,030,384,844

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 40 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $888,054,009, representing 29.3% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
See Note 1(d) regarding senior floating rate interests.
f
Income may be received in additional securities and/or cash.
g
Security purchased on a when-issued basis. See Note 1(b).
h
The maturity date shown represents the mandatory put date.
i
The rate shown represents the yield at period end.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
The coupon rate shown represents the rate at period end.
m
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,033,970,857
Value - Unaffiliated issuers .................................................................. $3,019,002,804
Cash .................................................................................... 591,193
Receivables:
Capital shares sold ........................................................................ 3,173,981
Interest ................................................................................. 37,438,350
Unrealized appreciation on unfunded commitments (Note 1 b ) .......................................... 1,620,918
Total assets .......................................................................... 3,061,827,246
Liabilities:
Payables:
Investment securities purchased .............................................................. 23,310,938
Capital shares redeemed ................................................................... 5,330,608
Management fees ......................................................................... 1,051,141
Distribution fees .......................................................................... 282,117
Transfer agent fees ........................................................................ 481,920
Trustees' fees and expenses ................................................................. 1,889
Distributions to shareholders ................................................................. 709,075
Accrued expenses and other liabilities ........................................................... 274,714
Total liabilities ......................................................................... 31,442,402
Net assets, at value ................................................................. $3,030,384,844
Net assets consist of:
Paid-in capital ............................................................................. $3,223,759,966
Total distributable earnings (losses) ............................................................. (193,375,122)
Net assets, at value ................................................................. $3,030,384,844

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $981,536,087
Shares outstanding ........................................................................ 99,032,244
Net asset value per share
a,b
.................................................................. $9.91
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $10.30
Class A1:
Net assets, at value ....................................................................... $712,085,944
Shares outstanding ........................................................................ 71,986,272
Net asset value per share
a,b
.................................................................. $9.89
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $10.28
Class C:
Net assets, at value ....................................................................... $85,107,383
Shares outstanding ........................................................................ 8,537,530
Net asset value and maximum offering price per share
a,b
............................................ $9.97
Class R6:
Net assets, at value ....................................................................... $65,877,306
Shares outstanding ........................................................................ 6,637,451
Net asset value and maximum offering price per share
b
............................................. $9.93
Advisor Class:
Net assets, at value ....................................................................... $1,185,778,124
Shares outstanding ........................................................................ 119,603,149
Net asset value and maximum offering price per share
b
............................................. $9.91
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Municipal Securities Trust
Financial Statements
Statement of Operations
for the year ended February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $132,171,770
Expenses:
Management fees (Note 3 a ) ................................................................... 12,707,737
Distribution fees: (Note 3c )
Class A ................................................................................ 2,107,523
Class A1 ............................................................................... 742,427
Class C ................................................................................ 583,760
Transfer agent fees: (Note 3e )
Class A ................................................................................ 560,043
Class A1 ............................................................................... 490,824
Class C ................................................................................ 59,390
Class R6 ............................................................................... 13,504
Advisor Class ............................................................................ 687,421
Custodian fees (Note 4 ) ...................................................................... 12,365
Reports to shareholders fees .................................................................. 45,288
Registration and filing fees .................................................................... 97,184
Professional fees ........................................................................... 241,869
Trustees' fees and expenses .................................................................. 29,281
Other .................................................................................... 283,444
Total expenses ......................................................................... 18,662,060
Expense reductions (Note 4 ) ............................................................... (12,524)
Net expenses ......................................................................... 18,649,536
Net investment income ................................................................ 113,522,234
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (23,658,994)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 38,149,884
Net realized and unrealized gain (loss) ............................................................ 14,490,890
Net increase (decrease) in net assets resulting from operations .......................................... $128,013,124

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California High Yield Municipal Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $113,522,234 $105,126,472
Net realized gain (loss) ................................................. (23,658,994) (16,050,503)
Net change in unrealized appreciation (depreciation) ........................... 38,149,884 53,480,150
Net increase (decrease) in net assets resulting from operations ................ 128,013,124 142,556,119
Distributions to shareholders:
Class A ............................................................. (33,286,444) (25,193,774)
Class A1 ............................................................ (30,414,871) (34,307,094)
Class C ............................................................. (3,156,190) (3,738,256)
Class R6 ............................................................ (2,427,473) (2,045,837)
Advisor Class ........................................................ (43,462,594) (38,716,020)
Total distributions to shareholders .......................................... (112,747,572) (104,000,981)
Capital share transactions: (Note 2 )
Class A ............................................................. 266,877,961 103,194,019
Class A1 ............................................................ (68,763,477) (97,874,912)
Class C ............................................................. (8,310,519) (26,439,045)
Class R6 ............................................................ 14,864,697 5,321,720
Advisor Class ........................................................ 265,571,571 (20,951,703)
Total capital share transactions ............................................ 470,240,233 (36,749,921)
Net increase (decrease) in net assets ................................... 485,505,785 1,805,217
Net assets:
Beginning of year ....................................................... 2,544,879,059 2,543,073,842
End of year ........................................................... $3,030,384,844 $2,544,879,059

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin California High Yield Municipal Fund
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California High Yield Municipal
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
date. These types of securities may be considered unfunded
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At February 28,
2025, unfunded commitments were as follows:
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank. Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally
readily marketable, but may be subject to certain restrictions on resale.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Borrower
Unfunded
Commitment
Franklin California High Yield Municipal Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $6,789,003
B-2, 7.125%, 7/01/59 32,971,162
$39,760,165
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 39,430,549 $390,770,256 23,492,855 $226,276,624
Shares issued in reinvestment of distributions .......... 3,006,832 29,733,559 2,315,787 22,303,879
Shares redeemed ............................... (15,541,705) (153,625,854) (15,144,556) (145,386,484)
Net increase (decrease) .......................... 26,895,676 $266,877,961 10,664,086 $103,194,019
Class A1 Shares:
Shares sold ................................... 3,133,435 $31,022,853 2,753,076 $26,427,713
Shares issued in reinvestment of distributions .......... 2,620,130 25,845,061 3,002,194 28,849,235
Shares redeemed ............................... (12,723,467) (125,631,391) (15,970,254) (153,151,860)
Net increase (decrease) .......................... (6,969,902) $(68,763,477) (10,214,984) $(97,874,912)
Class C Shares:
Shares sold ................................... 2,231,242 $22,232,038 1,410,978 $13,633,782
Shares issued in reinvestment of distributions .......... 303,493 3,017,044 362,811 3,514,754
Shares redeemed
a
.............................. (3,372,293) (33,559,601) (4,522,341) (43,587,581)
Net increase (decrease) .......................... (837,558) $(8,310,519) (2,748,552) $(26,439,045)
Class R6 Shares:
Shares sold ................................... 2,645,569 $26,237,351 2,144,936 $20,734,737
Shares issued in reinvestment of distributions .......... 229,503 2,272,221 187,368 1,805,869
Shares redeemed ............................... (1,378,938) (13,644,875) (1,800,548) (17,218,886)
Net increase (decrease) .......................... 1,496,134 $14,864,697 531,756 $5,321,720
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended February 28, 2025, the gross effective investment management fee rate was 0.459% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 48,258,465 $478,078,553 43,867,337 $420,291,421
Shares issued in reinvestment of distributions .......... 3,661,004 36,211,650 3,332,004 32,084,685
Shares redeemed ............................... (25,136,507) (248,718,632) (49,540,266) (473,327,809)
Net increase (decrease) .......................... 26,782,962 $265,571,571 (2,340,925) $(20,951,703)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 28, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$440,090 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $26,550
CDSC retained .............................................................................. $71,573
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

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Annual Report
Franklin California High Yield Municipal Fund
(continued)
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2025.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 28, 2025, these purchase and sale transactions aggregated $188,795,000 and $178,190,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended February 28, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2025, the capital loss carryforwards were as follows:
During the year ended February 28, 2025, the Fund utilized $693,928 of capital loss carryforwards.
The tax character of distributions paid during the years ended February 28, 2025 and February 29, 2024, was as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $100,190,328
Long term ................................................................................ 83,531,474
Total capital loss carryforwards ............................................................... $183,721,802
2025 2024
Distributions paid from:
Ordinary income .......................................................... $7,256,025 $7,896,040
Tax exempt income ........................................................ 105,491,547 96,104,941
$112,747,572 $104,000,981
3. Transactions with Affiliates
(continued)
f. Waiver and Expense Reimbursements
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

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Annual Report
Franklin California High Yield Municipal Fund
(continued)
At February 28, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2025, aggregated
$740,640,738 and $280,720,849, respectively.
7. Credit Risk and Defaulted Securities
At February 28, 2025, the Fund had 34.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2025, the aggregate value of these securities was $28,419,806 representing 0.9% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Cost of investments .......................................................................... $3,039,148,556
Unrealized appreciation ........................................................................ $128,439,276
Unrealized depreciation ........................................................................ (148,585,028)
Net unrealized appreciation (depreciation) .......................................................... $(20,145,752)
Distributable earnings:
Undistributed tax exempt income ................................................................. $9,580,586
5. Income Taxes
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Corporate Bonds :
Commercial Services & Supplies ........... — — 16,092,950 16,092,950
Diversified Consumer Services ............ — 43,031,982 — 43,031,982
Electric Utilities ........................ — 10,051,276 — 10,051,276
Senior Floating Rate Interests ............... — — 2,305 2,305
Municipal Bonds :
Arizona .............................. — 9,621,985 — 9,621,985
California ............................. — 2,619,791,465 8,300,000 2,628,091,465
Florida ............................... — 18,550,572 — 18,550,572
Minnesota ............................ — 3,295,060 — 3,295,060
Texas ............................... — 9,161,691 — 9,161,691
Virgin Islands .......................... — 10,050,840 — 10,050,840
Virginia .............................. — 5,285,711 — 5,285,711
Wisconsin ............................ — 10,436,986 — 10,436,986
U.S. Territories ..........................
Guam ............................... — 19,451,188 — 19,451,188
Pacific Islands ......................... — 2,695,507 — 2,695,507
Puerto Rico ........................... — 138,693,089 — 138,693,089
Escrows and Litigation Trusts ............... — — 2,425,197 2,425,197
Short Term Investments ................... — 92,065,000 — 92,065,000
Total Investments in Securities ........... $— $2,992,182,352 $26,820,452 $3,019,002,804
Other Financial Instruments:
Unfunded Commitments .................. $— $— $1,620,918 $1,620,918
Total Other Financial Instruments ......... $— $— $1,620,918 $1,620,918
9. Credit Facility
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At February 28, 2025, the reconciliation is as follows:
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks :
United States . $ — $ —
c
$ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds :
United States . 21,630,500 — — — — — — (5,537,550) 16,092,950 (5,537,550)
Senior Floating
Rate Interests :
United States . 1,354,086 447,558 (1,026,083) — — 345,847 (1,525,120) 406,017 2,305 (193,043)
Municipal Bonds :
United States . — 8,300,000 — — — — — — 8,300,000 —
Escrows and
Litigation Trusts 2,425,197 — — — — — — — 2,425,197 —
Total Investments in
Securities ....... $25,409,783 $8,747,558 $(1,026,083) $— $— $345,847 $(1,525,120) $(5,131,533) $26,820,452 $(5,730,593)
Other Financial Instruments:
Unfunded
Commitments .
$1,620,918 $— $— $— $— $— $— $— $1,620,918 $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

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Annual Report
Franklin California High Yield Municipal Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
SPA
Standby Purchase Agreement

Franklin Municipal Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Municipal Securities Trust and Shareholders of Franklin California High Yield Municipal
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California High Yield Municipal Fund (the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February
28, 2025, including the related notes, and the financial highlights for each of the three years in the period ended February 28,
2025, the period June 1, 2021 to February 28, 2022 and each of the two years in the period ended May 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the three years in the period ended February 28, 2025, the period June 1, 2021 to February 28, 2022 and each of the two years in the period ended May 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, private placement agents, agent bank and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 17, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Municipal Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $105,491,547
Section 163(j) Interest Earned §163(j) $7,256,025

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

MUN-AFSOI 04/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Municipal Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

By:	/s/ Jeffery White
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2025